UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Report to Shareholders

Emerging Markets Corporate Bond Fund	December 31, 2013

The views and opinions in this report were current as of December 31, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Investor concern about the Federal Reserve tapering its asset purchases began to build in May following statements from Fed Chairman Ben Bernanke and triggered a sell-off in all types of emerging markets debt, including corporate bonds. Although they recovered some of their summer losses, emerging markets corporate bonds posted a negative return for 2013. Emerging markets corporate debt performed better than emerging markets sovereign bonds for the year. Against this backdrop, the fund underperformed its benchmark index but significantly outperformed its Lipper peer group average.

As shown in the Performance Comparison table, the Emerging Markets Corporate Bond Fund returned -1.72% for the 12 months ended December 31, 2013. The fund underperformed the benchmark J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified but significantly outperformed its Lipper peer group average. (Returns for the fund’s Advisor Class shares were slightly lower due to its different fee structure.) The fund’s underperformance of the benchmark stemmed mainly from its underweight allocation to the financials sector and security selection within financials.

OUR INVESTMENT APPROACH

Emerging markets companies are rapidly expanding their global market share, fueled by stronger economic and fiscal dynamics in emerging countries and a broadening investor base. Once relying on equity to capitalize their growth, emerging markets companies are now increasingly complementing their funding with debt. The supply of corporate bonds issued in hard currencies such as the U.S. dollar and euro amply exceeds hard currency sovereign bond issuance as countries have reduced their reliance on external financing. The increase in bond issuance also reflects the rising wealth of the emerging markets consumer. Emerging markets aggregate consumption now exceeds U.S. consumption, and we believe that corporate bonds provide one of the best fixed income opportunities to tap into a changing global wealth dynamic as the source of emerging markets growth shifts from external to domestic demand.

Our investment approach focuses on corporate debt issued by companies domiciled within emerging markets countries. Our corporate debt, sovereign, and equity teams collaborate to identify and assess investment opportunities, allowing for a holistic view of corporate debt securities. After careful review, we assign an independent credit rating to each corporate security in which we invest. The sovereign analyst team also overlays an analysis of the country’s economic and operating environments to complement our bottom-up assessment. We strive to limit risk through broad diversification at the sector and country levels, employing a long-term investment horizon that draws on fundamental research to support a low-turnover approach.

Investing in emerging markets corporate debt is certainly not without risk, including the economic and political risks unique to international investing. However, we believe the Emerging Markets Corporate Bond Fund offers an attractive investment opportunity for investors seeking a combination of current income, capital appreciation, and greater diversification for their fixed income investments and who can accept the volatility inherent in the asset class.

MARKET ENVIRONMENT

Early in the year, the continued accommodative monetary policies of central banks in developed markets flooded the financial system with liquidity. Investors searching for yield in the environment of very low interest rates found what they were looking for in emerging markets corporate bonds, leading to healthy first-quarter returns for the asset class. The generally solid financial condition of many issuers of emerging markets corporate bonds as well as a healthy economic growth outlook for most emerging countries indicated that default rates on emerging markets corporates would likely stay low, encouraging investors to move into the asset class.

However, in May the Fed began to make statements designed to prepare the markets for an eventual reduction in the scale of its monthly asset purchases. Worries tied to potential Fed tapering affected all types of emerging markets debt, as a stronger U.S. dollar reduced the attractiveness of borrowing in dollars to fund purchases of riskier assets, including emerging markets corporate bonds. Emerging markets currencies quickly depreciated. On the fundamental side, economic growth in many emerging countries showed signs of slowing while inflation fears persisted, contributing to the outflows from developing markets.

With the September delay in Fed tapering, stability returned to emerging markets, though investors were much more selective than at the beginning of the year. Bonds issued in developing economies with better prospects for making the needed reforms, such as Mexico, recovered more of their lost ground than debt from countries with large current account deficits. Emerging markets corporate bonds recovered more quickly in the fourth quarter than emerging markets sovereign debt denominated in hard currencies (U.S. dollars or euros) or local currencies. Many emerging markets currencies lost considerable ground in 2013; the South African rand, for example, finished 2013 down 19% against the dollar, and the Brazilian real fell more than 13%.

PORTFOLIO REVIEW AND POSITIONING

Our underweight allocation to the financials sector, as well as security selection within financials, weighed on relative performance. The financials sector’s relatively high credit quality, particularly for issuers in more advanced countries including Malaysia and Singapore, led to its outperformance. We remain underweight in financials because we’re finding better values elsewhere. Within the sector, our holdings of bonds issued by Turkish banks such as Turkiye Garanti Bankasi and Akbank lagged as Turkey faced external financing concerns, slowing economic growth, high vulnerability to rising global rates, and ongoing political tension as the country enters an election cycle. We reduced our exposure to Turkish issuers in light of the political corruption scandal that began to unfold there in December. However, we think that Turkey’s current problems could create a meaningful buying opportunity in the future. (Please refer to the fund’s portfolio of investments for a complete list of our holdings and the amount each represents in the portfolio.)

The fund’s exposure to Odebrecht Finance, a Brazilian firm that is the largest engineering and construction company in Latin America, also exerted a drag on the fund’s relative performance. Deteriorating macroeconomic conditions in Brazil put pressure on the bonds. However, we still have a positive outlook for Odebrecht because of its broad market reach and profitability that has remained stable and consistent with guidance from the company’s management.

On the other hand, our security selection in the technology, media, and telecommunications sector made a positive contribution to relative performance. The fund’s allocation to bonds issued by Altice, a cable operator based in Israel, performed particularly well. We like Altice corporate debt as a result of the company’s strong management team and diversified asset base. Our exposure to Hong Kong-based Metropolitan Light International also provided a boost to returns. The telecommunications company benefits from a positive environment in its industry, significant market share, and a transparent management team with a strong track record.

Security selection in the real estate sector also contributed to the fund’s relative returns, driven by our exposure to property developers in China. We continue to like the Chinese real estate sector because the urbanization trend in China remains intact, and we believe that the country’s reform agenda will help to offset some of the risk from slowing economic growth. However, we are selective about the bonds from the Chinese real estate sector that we hold, focusing on the highest-quality issuers with limited refinancing needs and ample liquidity.

Although we build our portfolio based primarily on bottom-up, fundamental credit analysis as opposed to top-down sector evaluation, there are some specific sectors that we are underweight or overweight. We have overweight allocations to the consumer, real estate, and industrials and business services sectors as a result of the rising domestic demand in many developing countries. As mentioned earlier, we are underweight financials because of the relatively high valuations in that sector as well as the high projected near-term refinancing needs of emerging markets financials companies. We have an underweight allocation to the metals and mining sector as a result of sluggish global commodity demand and weak price expectations. In general, we like companies in any sector that are major exporters and poised to benefit from the depreciation of the weaker emerging markets currencies.

In terms of our credit quality positioning, we have maintained an overweight to below investment-grade bonds because we think that the greater market inefficiency in the high yield sector provides more opportunities to find bonds priced below their intrinsic value. However, we have begun to change our focus from bonds with single B credit ratings (high yield) to BBB rated (investment-grade) securities. We believe that BBB rated bonds are starting to offer more relative value than those with single B ratings.

OUTLOOK

We anticipate a continued expansion in the size of the emerging markets corporate debt asset class, which has already grown to be larger than the U.S. high yield market. This expansion will likely bring issuers from a broader range of sectors into the asset class, including more high yield and domestically oriented emerging markets companies. We expect that an increased level of trading will accompany the new issuers in emerging markets debt.

The Fed’s December announcement that it will begin to taper its asset purchases in January 2014 removed a significant element of uncertainty from the global fixed income markets. However, the reduction in global liquidity resulting from the Fed tapering could result in diminished investor risk appetite and additional volatility in emerging markets corporate debt. As a result, we believe that some caution is warranted over the short term.

Over the medium to long term, however, we think that the attractive yields, enticing growth potential, and diversification benefits of emerging markets corporate bonds will support continued investor inflows into the sector. Emerging markets corporate fundamentals, including leverage ratios and operating margins, remain at healthy levels despite some weakening in 2013. With this positive long-term outlook and solid fundamental quality in mind, we plan to try to take advantage of near-term volatility to build positions in attractive corporate bonds. We believe that the extended reach of T. Rowe Price’s global credit and equity research platforms, combined with our emphasis on collaboration across those platforms, gives us a critical edge in analyzing both risks and opportunities in emerging markets corporate bonds.

Respectfully submitted,

Michael J. Conelius
Lead portfolio manager and chairman of the fund’s Investment
Advisory Committee.

January 27, 2014

The committee chairman has day-to-day responsibility for the portfolio and works with committee members in developing and executing the fund’s investment program.

RISK OF INTERNATIONAL BOND INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values. Investments in emerging markets are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.

International investments are subject to currency risk, a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund’s holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.

Bonds are also subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Duration: A measure of a bond’s or bond fund’s sensitivity to changes in interest rates. For example, a fund with a duration of six years would fall about 6% in response to a one-percentage-point rise in rates, and vice versa.

J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified: An unmanaged index that tracks U.S. dollar-denominated debt issued by emerging market corporations.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

Weighted average effective duration (years): A measure of a portfolio’s price sensitivity to changes in interest rates. Portfolios with longer weighted average effective durations are more sensitive to changes in interest rates than securities of shorter durations.

Weighted average maturity: A measure of a fund’s sensitivity to interest rates. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Par/Shares	Value
ARGENTINA 0.4%		
Corporate Bonds 0.4%		
Arcos Dorados Holdings, 6.625%, 9/27/23 (USD) (1)	500,000	509
Total Argentina (Cost $504)		509
BRAZIL 8.4%		
Corporate Bonds 8.4%		
Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22 (USD)	750,000	744
BFF International, 7.25%, 1/28/20 (USD)	455,000	505
BR Malls International Finance, 8.50%, 1/29/49 (USD) (1)	499,000	498
BR Properties, 9.00%, 10/29/49 (USD)	281,000	280
BRF - Brasil Foods, 3.95%, 5/22/23 (USD) (1)	400,000	347
Cosan Luxembourg, 5.00%, 3/14/23 (USD) (1)	700,000	610
Embraer, 5.15%, 6/15/22 (USD)	130,000	130
Itau Unibanco Holding, 5.65%, 3/19/22 (USD)	1,200,000	1,161
Marfrig Holding Europe, 9.875%, 7/24/17 (USD)	250,000	248
Marfrig Holding Europe, 11.25%, 9/20/21 (USD) (1)	1,000,000	965
Marfrig Overseas, 9.50%, 5/4/20 (USD)	100,000	94
Minerva Luxembourg, 7.75%, 1/31/23 (USD)	200,000	199
Odebrecht Finance, 7.125%, 6/26/42 (USD)	1,400,000	1,300
Odebrecht Finance, 7.125%, 6/26/42 (USD) (1)	200,000	186
Odebrecht Offshore Drilling Finance, 6.75%, 10/1/22 (USD) (1)	1,033,830	1,061
Petrobras Global Finance, 4.375%, 5/20/23 (USD)	1,100,000	989
Voto-Votorantim, 6.75%, 4/5/21 (USD)	200,000	219
Votorantim Cimentos, 7.25%, 4/5/41 (USD)	900,000	860
Votorantim Overseas, 7.75%, 6/24/20 (USD)	300,000	346
Total Brazil (Cost $10,970)		10,742
BULGARIA 0.5%		
Corporate Bonds 0.5%		
Vivacom, 6.625%, 11/15/18 (EUR) (1)	500,000	688
Total Bulgaria (Cost $675)		688

CHILE 1.0%

Corporate Bonds 1.0%

Automotores Gildemeister, 6.75%, 1/15/23 (USD) (1)	150,000	101
Banco Santander Chile, 3.875%, 9/20/22 (USD)	650,000	616
Embotelladora Andina, 5.00%, 10/1/23 (USD) (1)	500,000	502
Total Chile (Cost $1,284)		1,219

CHINA 10.5%

Corporate Bonds 10.5%

Anton Oilfield Services Group, 7.50%, 11/6/18 (USD)	700,000	730
Bestgain Real Estate, 2.625%, 3/13/18 (USD)	1,100,000	1,030
China Shanshui Cement Group, 8.50%, 5/25/16 (USD)	1,000,000	1,047
COSL Finance BVI, 3.25%, 9/6/22 (USD) (1)	200,000	180
Country Garden Holdings, 7.50%, 1/10/23 (USD)	600,000	578
Country Garden Holdings, 10.50%, 8/11/15 (USD)	200,000	221
Country Garden Holdings, 11.125%, 2/23/18 (USD)	200,000	223
ENN Energy Holdings, 6.00%, 5/13/21 (USD)	850,000	909
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	350,000	301
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD) (1)	1,100,000	944
KWG Property Holdings, 12.50%, 8/18/17 (USD)	1,100,000	1,218
Longfor Properties, 6.75%, 1/29/23 (USD)	1,275,000	1,182
Mega Advance Investments, 5.00%, 5/12/21 (USD)	600,000	617
Shimao Property Holdings, 6.625%, 1/14/20 (USD)	200,000	196
Shimao Property Holdings, 9.65%, 8/3/17 (USD)	1,210,000	1,313
Studio City Finance, 8.50%, 12/1/20 (USD) (1)	500,000	556
Talent Yield Investments, 4.50%, 4/25/22 (USD)	400,000	395
Tingyi Cayman Islands Holding, 3.875%, 6/20/17 (USD)	600,000	626
Yingde Gases Investment, 8.125%, 4/22/18 (USD) (1)	200,000	209
Yingde Gases Investment, 8.125%, 4/22/18 (USD)	900,000	941
Total China (Cost $13,537)		13,416

COLOMBIA 0.6%		
Corporate Bonds 0.6%		
Ecopetrol, 5.875%, 9/18/23 (USD)	310,000	328
Ecopetrol, 7.375%, 9/18/43 (USD)	400,000	434
Total Colombia (Cost $705)		762
CROATIA 1.3%		
Corporate Bonds 1.3%		
Agrokor, 9.125%, 2/1/20 (EUR)	600,000	924
Hrvatska Electroprivreda, 6.00%, 11/9/17 (USD)	700,000	716
Total Croatia (Cost $1,593)		1,640
GEORGIA 0.6%		
Corporate Bonds 0.6%		
Bank of Georgia, 7.75%, 7/5/17 (USD)	500,000	524
Bank of Georgia, 7.75%, 7/5/17 (USD) (1)	200,000	209
Total Georgia (Cost $726)		733
GHANA 1.1%		
Corporate Bonds 1.1%		
Tullow Oil, 6.00%, 11/1/20 (USD) (1)	1,375,000	1,402
Total Ghana (Cost $1,377)		1,402
HONG KONG 7.1%		
Corporate Bonds 7.1%		
HongKong Land Finance, 4.50%, 10/7/25 (USD)	600,000	580
Hutchison Whampoa International, 4.625%, 1/13/22 (USD)	400,000	410
Hysan, 3.50%, 1/16/23 (USD)	350,000	323
IFC Development, 2.375%, 5/21/19 (USD)	1,300,000	1,227
LS Finance 2022, 4.25%, 10/16/22 (USD)	900,000	823
Metropolitan Light International, 5.25%, 1/17/18 (USD)	1,800,000	1,814

Pacnet, 9.00%, 12/12/18 (USD) (1)	600,000	613
PCCW - HKT Capital No. 4, 5.75%, 4/17/22 (USD)	1,750,000	1,764
Sun Hung Kai Property, 4.00%, 11/2/20 (USD)	100,000	101
Sun Hung Kai Property, 4.50%, 2/14/22 (USD)	800,000	806
Swire Property, 4.375%, 6/18/22 (USD)	400,000	401
Swire Property, 4.50%, 2/28/22 (USD)	200,000	202
Total Hong Kong (Cost $9,206)		9,064

INDIA 5.9%

Corporate Bonds 5.9%

Bharti Airtel International, 5.125%, 3/11/23 (USD) (1)	700,000	650
Bharti Airtel International, 5.125%, 3/11/23 (USD)	650,000	604
Export-Import Bank of India, 4.00%, 1/14/23 (USD)	700,000	612
HDFC Bank, 3.00%, 3/6/18 (USD)	1,325,000	1,282
ICICI Bank, FRN, 6.375%, 4/30/22 (USD)	1,100,000	1,064
ICICI Bank Dubai, 4.70%, 2/21/18 (USD)	400,000	409
Reliance Holdings USA, 5.40%, 2/14/22 (USD)	250,000	253
Reliance Holdings USA, 5.40%, 2/14/22 (USD) (1)	1,050,000	1,062
Vedanta Resources, 7.125%, 5/31/23 (USD)	675,000	620
Vedanta Resources, 7.125%, 5/31/23 (USD) (1)	1,000,000	919
Total India (Cost $7,611)		7,475

INDONESIA 4.8%

Corporate Bonds 4.8%

Gajah Tunggal, 7.75%, 2/6/18 (USD) (1)	400,000	394
Gajah Tunggal, 7.75%, 2/6/18 (USD)	600,000	591
Indosat Palapa, 7.375%, 7/29/20 (USD)	500,000	544
Pertamina, 5.625%, 5/20/43 (USD)	900,000	718
Perusahaan Listrik Negar, 5.50%, 11/22/21 (USD)	1,400,000	1,354
PT Adaro Indonesia, 7.625%, 10/22/19 (USD)	850,000	900
Star Energy Geothermal, 6.125%, 3/27/20 (USD) (1)	200,000	187
TBG Global, 4.625%, 4/3/18 (USD) (1)	200,000	194

TBG Global, 4.625%, 4/3/18 (USD)	1,250,000	1,213
Total Indonesia (Cost $6,149)		6,095
ISRAEL 3.1%		
Corporate Bonds 3.1%		
Altice Financing, 7.875%, 12/15/19 (USD)	400,000	431
Altice Finco, 8.125%, 1/15/24 (USD) (1)	200,000	203
Altice Finco, 9.875%, 12/15/20 (USD) (1)	700,000	786
Israel Electric, 6.875%, 6/21/23 (USD) (1)	200,000	209
Israel Electric, 6.875%, 6/21/23 (USD)	1,500,000	1,587
Israel Electric, 7.25%, 1/15/19 (USD)	700,000	766
Total Israel (Cost $3,930)		3,982
LUXEMBOURG 0.2%		
Corporate Bonds 0.2%		
Millicom International Cellular, 6.625%, 10/15/21 (USD) (1)	235,000	243
Total Luxembourg (Cost $235)		243
MALAYSIA 0.2%		
Corporate Bonds 0.2%		
Sime Darby Global, 2.053%, 1/29/18 (USD)	200,000	195
Total Malaysia (Cost $199)		195
MEXICO 10.3%		
Corporate Bonds 10.3%		
Banco Santander, 4.125%, 11/9/22 (USD)	700,000	661
BBVA Bancomer, 6.50%, 3/10/21 (USD)	1,000,000	1,060
CEMEX Finance, 9.375%, 10/12/22 (USD) (1)	1,200,000	1,359
Comision Federal de Electricidad, 5.75%, 2/14/42 (USD)	200,000	188
Controladora Mabe, 7.875%, 10/28/19 (USD)	1,200,000	1,344
Fresnillo, 5.50%, 11/13/23 (USD) (1)	400,000	390

Grupo Cementos Chihuahua, 8.125%, 2/8/20 (USD) (1)	1,100,000	1,158
Grupo Cementos Chihuahua, 8.125%, 2/8/20 (USD)	200,000	211
Grupo Televisa, 7.25%, 5/14/43	2,000,000	124
Metalsa, 4.90%, 4/24/23 (USD) (1)	335,000	306
Metalsa, 4.90%, 4/24/23 (USD)	300,000	274
Mexico Generadora de Energia, 5.50%, 12/6/32 (USD) (1)	830,000	795
Offshore Drilling Holding, 8.375%, 9/20/20 (USD) (1)	1,100,000	1,177
Petroleos Mexicanos, 4.875%, 1/24/22 (USD)	2,350,000	2,420
Red Carreteras Occidente, 9.00%, 6/10/28 (1)	2,120,000	146
Southern Copper, 6.75%, 4/16/40 (USD)	1,500,000	1,463
Total Mexico (Cost $13,152)		13,076
MONGOLIA 0.4%		
Government Bonds 0.4%		
Government of Mongolia, 4.125%, 1/5/18 (USD)	600,000	546
Total Mongolia (Cost $554)		546
NIGERIA 1.2%		
Corporate Bonds 1.2%		
Afren, 6.625%, 12/9/20 (USD) (1)	500,000	502
Frigoglass Finance, 8.25%, 5/15/18 (EUR) (1)	200,000	288
GTB Finance, 6.00%, 11/8/18 (USD) (1)	700,000	693
Total Nigeria (Cost $1,459)		1,483
PERU 2.3%		
Corporate Bonds 2.3%		
Banco Credito Del Peru, 5.375%, 9/16/20 (USD)	650,000	683
BBVA Banco Continental, 3.25%, 4/8/18 (USD)	500,000	501
Consorcio de Alimentos, 3.875%, 3/20/23 (USD) (1)	600,000	542
FerreyCorp, 4.875%, 4/26/20 (USD) (1)	230,000	216
FerreyCorp, 4.875%, 4/26/20 (USD)	200,000	188
Scotiabank Peru, FRN, 4.50%, 12/13/27 (USD)	440,000	387

RUSSIA 12.9%

Corporate Bonds 12.9%

Alfa Bank, 7.50%, 9/26/19 (USD)	800,000	857
Brunswick Rail Finance, 6.50%, 11/1/17 (USD) (1)	200,000	205
Brunswick Rail Finance, 6.50%, 11/1/17 (USD)	900,000	921
EuroChem Mineral & Chemical, 5.125%, 12/12/17 (USD) (1)	200,000	201
EuroChem Mineral & Chemical, 5.125%, 12/12/17 (USD)	1,200,000	1,207
Evraz Group, 6.50%, 4/22/20 (USD)	400,000	374
Evraz Group, 6.50%, 4/22/20 (USD) (1)	200,000	187
Evraz Group, 7.40%, 4/24/17 (USD)	400,000	418
Gazprom, 5.999%, 1/23/21 (USD)	700,000	742
Gazprom, 6.51%, 3/7/22 (USD)	200,000	216
Gazprom, 7.288%, 8/16/37 (USD)	200,000	212
Gazprom Neft, 4.375%, 9/19/22 (USD)	1,100,000	1,013
Gazprom Neft, 4.375%, 9/19/22 (USD) (1)	200,000	184
Lukoil International Finance, 7.25%, 11/5/19 (USD)	1,000,000	1,160
Metalloinvest Finance, 5.625%, 4/17/20 (USD)	400,000	390
Metalloinvest Finance, 5.625%, 4/17/20 (USD) (1)	1,000,000	975
Metalloinvest Finance, 6.50%, 7/21/16 (USD)	200,000	212
Rosneft Finance, 7.25%, 2/2/20 (USD)	675,000	764
Sberbank of Russia, 4.95%, 2/7/17 (USD)	400,000	426
Sberbank of Russia, 5.125%, 10/29/22 (USD)	200,000	192
Sberbank of Russia, 6.125%, 2/7/22 (USD) (1)	400,000	423
Sibur Securities, 3.914%, 1/31/18 (USD) (1)	220,000	216
Sibur Securities, 3.914%, 1/31/18 (USD)	700,000	687
Sistema JSFC, 6.95%, 5/17/19 (USD)	850,000	909
TNK-BP Finance, 6.625%, 3/20/17 (USD)	300,000	333
VimpelCom, 7.748%, 2/2/21 (USD)	400,000	436
VimpelCom Holdings, 6.255%, 3/1/17 (USD)	850,000	911
VTB Bank, 6.551%, 10/13/20 (USD)	900,000	957
VTB Bank, 6.95%, 10/17/22 (USD)	400,000	412
VTB Bank, 6.95%, 10/17/22 (USD) (1)	250,000	258
Total Russia (Cost $16,269)		16,398

SOUTH AFRICA 2.1%		
Corporate Bonds 1.3%		
Myriad International Holding, 6.00%, 7/18/20 (USD)	1,100,000	1,182
Sappi Papier Holding, 7.75%, 7/15/17 (USD)	200,000	220
Sappi Papier Holding, 7.75%, 7/15/17 (USD) (1)	200,000	220
		1,622
Government Bonds 0.8%		
Republic of South Africa, 5.875%, 9/16/25 (USD)	950,000	991
		991
Total South Africa (Cost $2,555)		2,613
SRI LANKA 0.2%		
Corporate Bonds 0.2%		
Bank of Ceylon, 5.325%, 4/16/18 (USD)	300,000	288
Total Sri Lanka (Cost $276)		288
THAILAND 0.5%		
Corporate Bonds 0.5%		
PTTEP Canada International Finance, 5.692%, 4/5/21 (USD)	200,000	214
PTTEP Canada International Finance, 6.35%, 6/12/42 (USD) (1)	450,000	457
Total Thailand (Cost $682)		671
TURKEY 5.3%		
Corporate Bonds 5.3%		
Akbank, 5.00%, 10/24/22 (USD) (1)	150,000	134
Akbank, 6.50%, 3/9/18 (USD)	150,000	158
Akbank, 7.50%, 2/5/18 (1)	300,000	120
Asya Sukuk, FRN, 7.50%, 3/28/23 (USD)	800,000	708
Coca-Cola Icecek, 4.75%, 10/1/18 (USD)	200,000	204
Coca-Cola Icecek, 4.75%, 10/1/18 (USD) (1)	460,000	469
Turkiye Garanti Bankasi, 6.25%, 4/20/21 (USD)	400,000	395

UNITED STATES 0.0%		
Corporate Bonds 0.0%		
Laureate Education, 9.25%, 9/1/19 (1)	30,000	33
Total United States (Cost $29)		33
VENEZUELA 0.2%		
Corporate Bonds 0.2%		
Petroleos de Venezuela, 8.50%, 11/2/17 (USD)	275,000	229
Petroleos de Venezuela, 12.75%, 2/17/22 (USD)	60,000	55
Total Venezuela (Cost $311)		284
SHORT-TERM INVESTMENTS 6.8%		
Money Market Funds 6.8%		
T. Rowe Price Reserve Investment Fund, 0.05% (2)(3)	8,639,267	8,639
Total Short-Term Investments (Cost $8,639)		8,639
Total Investments in Securities		
98.5% of Net Assets (Cost $126,205)		**$ 125,431**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; securities are denominated in the currency of the country presented unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $31,353 and represents 24.6% of net assets.

(2) Affiliated Companies

(3) Seven-day yield

BRL Brazilian Real

EUR Euro

FRN Floating-Rate Note

MXN Mexican Peso

PIK Payment-in-kind

TRY Turkish Lira

USD U.S. Dollar

**Includes interest purchased or sold but not yet collected of $(3)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $126,205)	$ 125,431
Interest receivable	1,811
Bilateral swap premiums paid	423
Receivable for shares sold	295
Due from affiliates	12
Unrealized gain on forward currency exchange contracts	6
Other assets	22
Total assets	128,000
Liabilities	
Payable for shares redeemed	110
Investment management fees payable	85
Unrealized loss on forward currency exchange contracts	62
Due to affiliates	20
Unrealized loss on bilateral swaps	10
Other liabilities	325
Total liabilities	612
NET ASSETS	$ 127,388
Net Assets Consist of:	
Accumulated undistributed net realized loss	$ (236)
Net unrealized loss	(840)
Paid-in capital applicable to 12,395,922 shares of $0.01 par value capital stock outstanding; 9,000,000,000 shares of the Corporation authorized	128,464
NET ASSETS	$ 127,388
NET ASSET VALUE PER SHARE	
Investor Class	
($126,620,161 / 12,321,160 shares outstanding)	$ 10.28
Advisor Class	
($767,917 / 74,762 shares outstanding)	$ 10.27

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

($000s)

		Year Ended 12/31/13		5/24/12 Through 12/31/12
Increase (Decrease) in Net Assets				
Operations				
Net investment income	$	2,853	$	655
Net realized gain (loss)		(365)		181
Change in net unrealized gain / loss		(2,635)		1,795
Increase (decrease) in net assets from operations		(147)		2,631
Distributions to shareholders				
Net investment income				
Investor Class		(2,839)		(649)
Advisor Class		(16)		(8)
Net realized gain				
Investor Class		–		(45)
Advisor Class		–		(1)
Decrease in net assets from distributions		(2,855)		(703)
Capital share transactions*				
Shares sold				
Investor Class		113,286		34,097
Advisor Class		518		348
Distributions reinvested				
Investor Class		937		392
Advisor Class		4		3
Shares redeemed				
Investor Class		(19,368)		(1,670)
Advisor Class		(25)		(85)
Redemption fees received		20		5
Increase in net assets from capital share transactions		95,372		33,090
Net Assets				
Increase during period		92,370		35,018
Beginning of period		35,018		–
End of period	**$**	**127,388**	**$**	**35,018**
Undistributed net investment income		–		–

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Corporate Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high current income and, secondarily, capital appreciation. The fund has two classes of shares: the Emerging Markets Corporate Bond Fund original share class, referred to in this report as the Investor Class, offered since May 24, 2012, and the Emerging Markets Corporate Bond Fund–Advisor Class (Advisor Class), offered since May 24, 2012. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2013:

There were no material transfers between Levels 1 and 2 during the year.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the year ended December 31, 2013, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2013, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2013, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives, such as bilateral swaps, forward currency exchange contracts, or options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all bilateral derivatives with that counterparty would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of December 31, 2013, no collateral had been posted by the fund to counterparties for bilateral derivatives. As of December 31, 2013, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $410,000 cash.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets, and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2013, the fund’s exposure to forwards, based on underlying notional amounts, was generally between 0% and 3% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements are executed in the OTC market and can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets, and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit, both of which are indicators of market valuations of credit quality. Therefore, payment risk increases as the price of the relevant underlying credit or credit rating declines. As of December 31, 2013, the notional amount of protection sold by the fund totaled $4,000,000 (3.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the year ended December 31, 2013, the fund’s exposure to swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At December 31, 2013, approximately 82% of the fund’s net assets were invested, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, securities issued by governments of emerging market countries, or securities denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic, and social uncertainty, and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Noninvestment-Grade Debt Securities At December 31, 2013, approximately 52% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high yield” or “junk” bonds. The noninvestment-grade bond market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $133,351,000 and $44,901,000, respectively, for the year ended December 31, 2013.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications between income and gain relate primarily to the character of premium payments and unrealized gains and losses on swaps. For the year ended December 31, 2013, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the periods ended December 31, 2013 and December 31, 2012, totaled $2,855,000 and $703,000, respectively, and were characterized as ordinary income for tax purposes. At December 31, 2013, the tax-basis cost of investments and components of net assets were as follows:

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2013, the effective annual group fee rate was 0.29%.

The Investor Class and Advisor Class are also each subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or reimburse expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously reimbursed and management fees waived to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a reimbursement or waiver.

Pursuant to this agreement, management fees in the amount of $108,000 were waived and expenses in the amount of $107,000 were reimbursed by Price Associates during the year ended December 31, 2013. Including these amounts, management fees waived and expenses previously reimbursed by Price Associates in the amount of $405,000 remain subject to repayment at December 31, 2013.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31, 2013, expenses incurred pursuant to these service agreements were $195,000 for Price Associates; $34,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

As of December 31, 2013, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 2,271,697 shares of the Investor Class and 25,117 shares of the Advisor Class, aggregating 19% of the fund’s net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Emerging Markets Corporate Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Emerging Markets Corporate Bond Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at December 31, 2013, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 14, 2014

Tax Information (Unaudited) for the Tax Year Ended 12/31/13

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $2,000 from short-term capital gains.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years
William R. Brody	President and Trustee, Salk Institute for Biological Studies (2009
(1944)	to present); Director, Novartis, Inc. (2009 to present); Director, IBM
2009	(2007 to present); President and Trustee, Johns Hopkins University
[157]	(1996 to 2009); Chairman of Executive Committee and Trustee,
Johns Hopkins Health System (1996 to 2009)
Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director and Member of the Advisory Board, Deutsche
1991	Bank North America (2004 to present); Director, Under Armour
[157]	(2008 to present); Director, Vornado Real Estate Investment Trust
(2004 to 2012)
Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
1988
[157]
Bruce W. Duncan	President, Chief Executive Officer, and Director, First Industrial Realty
(1951)	Trust, owner and operator of industrial properties (2009 to present);
2013	Chairman of the Board (2005 to present), Interim Chief Executive
[157]	Officer (2007), and Director (1999 to present), Starwood Hotels &
Resorts, a hotel and leisure company; Senior Advisor, Kohlberg,
Kravis, Roberts & Co. LP, a global investment firm (2008 to 2009);
Trustee, Starwood Lodging Trust, a real estate investment trust and former subsidiary of Starwood (1995 to 2006)
Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies (1997
(1952)	to present); Chairman of Compensation Committee and Director,
2012	Syniverse Holdings, Inc. (2008 to 2011); Executive Vice President
[157]	and General Counsel, Scripps Networks, LLC (1997 to 2009)
Karen N. Horn	Limited Partner and Senior Managing Director, Brock Capital Group,
(1943)	an advisory and investment banking firm (2004 to present); Director,
2003	Eli Lilly and Company (1987 to present); Director, Simon Property
[157]	Group (2004 to present); Director, Norfolk Southern (2008 to present); Director, Fannie Mae (2006 to 2008)
Paul F. McBride	Former Company Officer and Senior Vice President, Human Resources
(1956)	and Corporate Initiatives (2004 to 2010)
2013
[157]
Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC
2012	(2011 to present); Member, National Academy of Education (2010
[157]	to present); Research Associate, National Bureau of Economic
Research’s Labor Studies Program (1998 to 2009 and 2011 to
present); Member, President’s Council of Economic Advisors
(2009 to 2011); Member, The MacArthur Foundation Network on
the Transition to Adulthood and Public Policy (2000 to 2008);
Member, National Advisory Committee for the Robert Wood
Johnson Foundation’s Scholars in Health Policy Research Program
(2008); Director and Member, National Economic Association
(2006 to 2008); Member, Association of Public Policy Analysis and
Management Policy Council (2006 to 2008); Member, Hamilton
Project’s Advisory Board at The Brookings Institute (2006 to 2008);
Chair of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2006 to 2008 and
2012 to present)
John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[157]	General Growth Properties, Inc. (2010 to present); Director, BXMT
(formerly Capital Trust, Inc.), a real estate investment company
(2012 to present); Director and Chairman of the Board, Brixmor
Property Group, Inc. (2013 to present)
Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present); Managing Director, The Goldman Sachs Group,
2009	Inc. (1984 to 2008)
[157]
*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years
Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[157]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
and Director, T. Rowe Price International; Chairman of the Board,
Chief Executive Officer, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds
Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[105]	Trust Company
*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)
Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Roy H. Adkins (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Christopher D. Alderson (1962)	Director and President–International Equity,
President	T. Rowe Price International; Company’s
Representative, Director, and Vice President,
Price Hong Kong; Director and Vice President,
Price Singapore; Vice President, T. Rowe Price
Group, Inc.
Syed H. Ali (1970)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly Research Analyst,
Credit Suisse Securities (to 2010)
Paulina Amieva (1981)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Malik S. Asif (1981)	Vice President, T. Rowe Price International;
Vice President	formerly student, The University of Chicago
Booth School of Business (to 2012);
Investment Consultant–Middle East and North
Africa Investment Team, International Finance
Corporation–The World Bank Group (to 2010);
Equity Research Associate, Keefe, Bruyette &
Woods, Inc. (to 2009)
Hari Balkrishna (1983)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly intern,
T. Rowe Price (to 2010); Analyst, Investment
Banking Division of Financial Institutions
Group, Goldman Sachs, Sydney, Australia
(to 2009)
Sheena L. Barbosa (1983)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.
Luis M. Baylac (1982)	Vice President, T. Rowe Price International
Vice President
Oliver D.M. Bell, IMC (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International; formerly Head
of Global Emerging Markets Research, Pictet
Asset Management Ltd. (to 2011), and Portfolio
Manager of Africa and Middle East portfolios
and other emerging markets strategies, Pictet
Asset Management Ltd. (to 2009)
R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.
Peter I. Botoucharov (1965)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Director–
EMEA Macroeconomic Research and Strategy
(to 2012); Independent Financial Advisor,
Global Source (to 2010)
Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company
Ryan N. Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Sheldon Chan (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly Associate Director,
HSBC (Hong Kong) (to 2011)
Tak Yiu Cheng, CFA, CPA (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly Director, Bank of
America Merrill Lynch and Co-head of credit
and convertibles research team in Hong Kong
(to 2010)
Jonathan Chou (1980)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe
Executive Vice President	Price, T. Rowe Price Group, Inc., and T. Rowe
Price International
Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company
José Costa Buck (1972)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Andrew S. Davis (1978)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; Intern, Franklin Templeton
Investments (to 2009)
Richard de los Reyes (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Cofounder
and Partner, Four Quarter Capital (to 2009)
Jessie Q. Ding (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Shawn T. Driscoll (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International
Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Luis Fananas (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Equities
Research Director, Deutsche Bank (to 2012)
Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, and T. Rowe
Price Trust Company
Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.
Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company
Vishnu Vardhan Gopal (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Paul D. Greene II (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
M. Campbell Gunn (1956)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company
Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Leigh Innes, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Tetsuji Inoue (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Equity
Sales, JP Morgan Chase Securities Ltd. (to
2012); Equity Specialist Technology, ICAP
PLC (to 2010); Managing Director–Financial
Sector Fund Manager, North Sound Capital LLC
(to 2009)
Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Senior
Portfolio Manager, Australian Equities (to 2010)
Jin W. Jeong (1976)	Vice President, T. Rowe Price International;
Vice President	formerly Research Analyst, Wellington
Management (to 2009)
Prashant G. Jeyaganesh (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Japanese
Financial/Real Estate Sector Analyst/Portfolio
Manager, Citadel Investment Group, Asia
Limited (to 2009)
Jai Kapadia (1982)	Employee, T. Rowe Price; Vice President, Price
Vice President	Hong Kong; formerly student, MIT Sloan School
of Management (to 2011); Associate Analyst,
Sirios Capital Management (to 2009)
Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Ian D. Kelson (1956)	Director and President–International Fixed
Executive Vice President	Income, T. Rowe Price International; Vice
President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Aden Lau (1982)	Vice President, Price Singapore; formerly
Vice President	student, The Wharton School, University
of Pennsylvania (to 2012); Private Equity
Associate–Financial Services, Stone Point
Capital (to 2010); Investment Banking
Analyst–Financial Institutions Group, Credit
Suisse (to 2009)
Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
David M. Lee, CFA (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.
Christopher C. Loop, CFA (1966)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price International
Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.
Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Daniel Martino, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Ryan Martyn (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Investment
Analyst, VGI Partners (to 2009)
Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Susanta Mazumdar (1968)	Vice President, Price Singapore and T. Rowe
Executive Vice President	Price Group, Inc.
Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company
Jihong Min (1979)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly Financial Analyst,
Geosphere Capital Management, Singapore (to
2012); Financial Analyst, Fortress Investment
Group, Hong Kong (to 2009)
Eric C. Moffett (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Joshua Nelson (1977)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.
Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Sridhar Nishtala (1975)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.
Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.
David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore
Michael D. Oh, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly Vice
President, Moody’s Investors Service (to 2010)

Curt J. Organt, CFA (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Paul T. O’Sullivan (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Timothy E. Parker, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Craig J. Pennington, CFA (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Global
Energy Analyst, Insight Investment (to 2010)
Austin Powell, CFA (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Frederick A. Rizzo (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
David L. Rowlett, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.
Amitabh Shah (1980)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Jeneiv Shah, CFA (1980)	Vice President, T. Rowe Price International; for-
Vice President	merly Analyst, Mirae Asset Global Investments
(to 2010)
Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company
Eunbin Song, CFA (1980)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.
David A. Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Jonty Starbuck, Ph.D. (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Taymour R. Tamaddon, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Siby Thomas (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly student, The University of
Chicago Graduate School of Business (to 2009)

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International
Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Eric L. Veiel, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.
Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company
Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President
Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Clive M. Williams (1966)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International
J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
John Xie, CFA (1980)	Vice President, Price Hong Kong; formerly
Vice President	Senior Associate, The Boston Consulting Group
(to 2010)
Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International
Ernest C. Yeung, CFA (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Alison Mei Ling Yip (1966)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Christopher Yip, CFA (1975)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Wenli Zheng (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,691,000 and $1,802,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 14, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 14, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date February 14, 2014